Investment Properties (Details Narrative) - USD ($)		12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Depreciation expense		$ 40,889	$ 0
Interest		$ 291,160	$ 7,200
Subsequent Event [Member]
Subsequent Event [Line Items]
Collateralized by investment properties acquired	$ 2,985,000
Related party loan	$ 2,985,000
Interest rate	7.50%
Debt instrument, maturity date	Mar. 01, 2023
Interest	$ 37,406
Subsequent Event [Member] | CEO And Affiliated Entities [Member]
Subsequent Event [Line Items]
Collateralized by investment properties acquired	3,000,000
Related party loan	$ 3,000,000